Lease Transactions (Tables)	6 Months Ended
Sep. 30, 2022
Leases [Abstract]
Profit or Loss of Lease Transactions
The following table presents profit or loss of lease transactions as a lessor for the six months ended September 30, 2021 and September 30, 2022:

	September 30, 2021	September 30, 2022
	(in millions)
Sales type and direct financing leases:
Finance income on net investment	¥59,369	¥61,812
Operating leases:
Lease income	1,843	1,799
Total	¥61,212	¥63,611